Refund Liabilities - Summary of Change in Refund Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities [Abstract]
Balance, beginning of year	$ 3,329	$ 6,471
Additions	5,209	5,780
Actual sales return and discount	(2,570)	(8,922)
Balance, end of year	$ 5,968	$ 3,329